As filed with the Securities and Exchange Commission on September 2, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:       December 31

Date of reporting period:     June 30, 2022

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2022

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended June 30, 2022.

We believe it is important to understand market conditions over the six-month period covered by this report to provide context for reading this report. The period began on January 1, 2022, with the S&P 500® Index near a record high coming off a year of extremely strong economic and corporate earnings growth, ongoing accommodative monetary policy from the U.S. Federal Reserve (“Fed”) and continuing impacts of the Federal government’s historically unprecedented fiscal stimulus. However, in the early months of the year inflation continued to rise sharply, reaching multi-decade highs. With that came growing market expectations the Fed would soon need to begin a more aggressive tightening cycle than most had expected. As a result, equities declined sharply with some of the largest declines occurring among high growth stocks which have major components of their expected earnings increases further out in the future.

The month of February not only saw inflation continue toward levels not seen since the early 1980s, but also the Russian invasion of Ukraine. In addition to creating a humanitarian crisis, the war in Ukraine also drove energy and food prices higher. Against this backdrop bond yields rose across the yield curve and credit spreads widened. In March 2022, the Fed, by this time facing criticism it might be behind the curve on fighting inflation, hiked interest rates for the first time since 2018 taking the Fed Funds Rate to 0.50%.

Inflation continued to rise into the second quarter, and the Fed intensified its rate hikes by raising the target range on the Fed Funds Rate by 0.50% in May and 0.75% in June, finishing the reporting period at an upper bound of 1.75%. Longer-term rates also jumped, and by mid-June the 10-year U.S. Treasury yield reached 3.50%, its highest level in more than a decade. With the Fed’s tightening cycle now established, recession fears began to emerge as a predominant investor concern rivaling inflation. Stocks fell further, and by the first half of June most major indexes had declined more than 20% from previous highs and officially entered bear market territory. This environment also took a further toll on the credit markets as high yield and investment grade credit spreads reached levels not seen since the initial summer months of the COVID-19 pandemic. By the end of the six-month period ended June 30, 2022, economic growth concerns had reached a point where many considered a recession close to imminent. This sent longer-term bond yields quickly back into decline and to the point where they were essentially flat with those of 2-year Treasuries, signifying the risk of a soon to be inverted yield curve historically coinciding with an upcoming recession.

For the six-month period ended June 30, 2022, the S&P 500® Index returned -19.96%, while the MSCI EAFE Index, representing international developed market equities, returned -19.25%. During the same period, the Bloomberg US Aggregate Bond Index returned -10.29%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Stock Index

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in the Fund, you will bear the ongoing costs (such as the investment advisory fees and other expenses) of managing the corresponding S&P 500 Index Master Portfolio (“Master Portfolio”), in which the Fund invests. You will also bear the cost of operating the Fund (such as management fees, distribution fees, and other expenses).

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B) January 1, 2022 - June 30, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B) January 1, 2022 - June 30, 2022	Net Annualized Expense Ratio (C)
Class R	$1,000.00	$798.00	$2.81	$1,021.70	$3.16	0.63%
Class R4	1,000.00	799.30	1.34	1,023.30	1.51	0.30

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Fund’s annualized net expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	The net expense ratio reflects the expenses of both the Fund and the Master Portfolio.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investment in Master Portfolio, at value	$287,419,379
Receivables and other assets:
Shares of beneficial interest sold	200,600
Due from investment manager	13,539
Prepaid expenses	1,086

Total assets	287,634,604

Liabilities:
Payables and other liabilities:
Due to Master Portfolio	199,786
Shares of beneficial interest redeemed	814
Investment management fees	14,586
Distribution and service fees	93,665
Transfer agent fees	860
Trustees, CCO and deferred compensation fees	10,760
Audit and tax fees	2,931
Custody and accounting fees	8,026
Legal fees	1,050
Printing and shareholder reports fees	4,325
Registration fees	3,372
Other accrued expenses	5,583

Total liabilities	345,758

Net assets	$287,288,846

Net assets consist of:
Paid-in capital	$(377,692,014)
Total distributable earnings (accumulated losses)	664,980,860

Net assets	$287,288,846

Net assets by class:
Class R	$155,051,990
Class R4	132,236,856

Shares outstanding:
Class R	11,331,265
Class R4	9,665,138

Net asset value per share:
Class R	$13.68
Class R4	13.68

Maximum offering price per share:

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$2,398,330
Interest income	2,085
Net income from securities lending	1,365
Withholding taxes on foreign income	(12,371)
Expenses	(18,353)
Fees Waived	2,718

Total investment income (loss)	2,373,774

Expenses:
Investment management fees	97,513
Distribution and service fees:
Class R	446,337
Class R4	183,136
Transfer agent fees
Class R	1,685
Class R4	5,494
Trustees, CCO and deferred compensation fees	5,435
Audit and tax fees	10,766
Custody and accounting fees	15,195
Legal fees	8,226
Printing and shareholder reports fees	13,582
Registration fees	28,770
Other	9,555

Total expenses before waiver and/or reimbursement and recapture	825,694

Expenses waived and/or reimbursed:
Class R	(4,731)
Class R4	(61,364)
Recapture of previously waived and/or reimbursed fees:
Class R	4,731

Net expenses	764,330

Net investment income (loss)	1,609,444

Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	(170,524)
Net change in unrealized appreciation (depreciation)	(74,982,408)

Net realized and change in unrealized gain (loss)	(75,152,932)

Net increase (decrease) in net assets resulting from operations	$(73,543,488)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations allocated from Master Portfolio:
Net investment income (loss)	$1,609,444	$3,643,313
Net realized gain (loss)	(170,524)	17,990,832
Net change in unrealized appreciation (depreciation)	(74,982,408)	73,189,592

Net increase (decrease) in net assets resulting from operations	(73,543,488)	94,823,737

Dividends and/or distributions to shareholders:
Class R	(766,124)	(12,272,650)
Class R4	(886,569)	(10,911,616)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,652,693)	(23,184,266)

Capital share transactions:
Proceeds from shares sold:
Class R	3,286,106	8,455,568
Class R4	9,357,877	14,170,747

	12,643,983	22,626,315

Dividends and/or distributions reinvested:
Class R	766,124	12,272,650
Class R4	886,569	10,911,616

	1,652,693	23,184,266

Cost of shares redeemed:
Class R	(16,371,879)	(41,321,246)
Class R4	(6,266,660)	(68,754,776)

	(22,638,539)	(110,076,022)

Net increase (decrease) in net assets resulting from capital share transactions	(8,341,863)	(64,265,441)

Net increase (decrease) in net assets	(83,538,044)	7,374,030

Net assets:
Beginning of period/year	370,826,890	363,452,860

End of period/year	$287,288,846	$370,826,890

Capital share transactions - shares:
Shares issued:
Class R	210,340	523,881
Class R4	604,354	882,753

	814,694	1,406,634

Shares reinvested:
Class R	50,538	735,697
Class R4	58,479	655,310

	109,017	1,391,007

Shares redeemed:
Class R	(1,041,686)	(2,546,804)
Class R4	(414,665)	(4,145,554)

	(1,456,351)	(6,692,358)

Net increase (decrease) in shares outstanding:
Class R	(780,808)	(1,287,226)
Class R4	248,168	(2,607,491)

	(532,640)	(3,894,717)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Class R
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$17.23		$14.30	$12.71	$10.26	$11.25	$10.00

Investment operations: (B)
Net investment income (loss) (C)	0.06		0.13	0.15	0.16	0.16	0.10
Net realized and unrealized gain (loss)	(3.54)		3.82	2.06	2.96	(0.71)	1.38

Total investment operations	(3.48)		3.95	2.21	3.12	(0.55)	1.48

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.17)	(0.12)	(0.20)	(0.17)	(0.14)
Net realized gains	—		(0.85)	(0.50)	(0.47)	(0.27)	(0.09)

Total dividends and/or distributions to shareholders	(0.07)		(1.02)	(0.62)	(0.67)	(0.44)	(0.23)

Net asset value, end of period/year	$13.68		$17.23	$14.30	$12.71	$10.26	$11.25

Total return	(20.20	)%(D)	27.84%	17.80%	30.62%	(4.97)%	14.93	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$155,052		$208,632	$191,562	$204,050	$196,664	$262,047
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.63	%(E)	0.61%	0.62%	0.62%	0.60%	0.61	%(E)
Including waiver and/or reimbursement and recapture	0.63	%(E)	0.61%	0.62%	0.62%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets (B)	0.84	%(E)	0.79%	1.22%	1.36%	1.34%	1.37	%(E)
Portfolio turnover rate of Master Portfolio	6	%(D)	6%	5%	3%	12%	11%

(A)	Commenced operations on April 21, 2017.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:

	Class R4
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017 (A) (B)
Net asset value, beginning of period/year	$17.22		$14.30	$12.71	$10.26	$11.26	$9.58

Investment operations: (C)
Net investment income (loss) (D)	0.09		0.18	0.20	0.20	0.19	0.20
Net realized and unrealized gain (loss)	(3.54)		3.81	2.06	2.96	(0.71)	1.85

Total investment operations	(3.45)		3.99	2.26	3.16	(0.52)	2.05

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.22)	(0.17)	(0.24)	(0.21)	(0.23)
Net realized gains	—		(0.85)	(0.50)	(0.47)	(0.27)	(0.14)

Total dividends and/or distributions to shareholders	(0.09)		(1.07)	(0.67)	(0.71)	(0.48)	(0.37)

Net asset value, end of period/year	$13.68		$17.22	$14.30	$12.71	$10.26	$11.26

Total return	(20.07	)%(E)	28.23%	18.12%	31.14%	(4.72)%	21.48%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$132,237		$162,195	$171,891	$323,914	$340,698	$512,638
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.38	%(F)	0.37%	0.38%	0.37%	0.36%	0.38%
Including waiver and/or reimbursement and recapture	0.30	%(F)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets (C)	1.17	%(F)	1.11%	1.57%	1.68%	1.65%	1.67%
Portfolio turnover rate of Master Portfolio	6	%(E)	6%	5%	3%	12%	11%

(A)	Transamerica Partners Institutional Stock Index reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Stock Index, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund’s financial statements.

This report must be accompanied or preceded by the Fund’s current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. BORROWINGS AND OTHER FINANCING TRANSACTIONS

Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing the Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Fund has not utilized the program.

4. RISK FACTORS

Investing in the Fund involves certain key risks related to the Fund’s trading activity. Please reference the Fund’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.

Market risk: The market prices of the Fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Fund’s securities and assets fall, the value of your investment will go down. The Fund may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Fund’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Fund’s investments.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. RISK FACTORS (continued)

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a fund managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Fund.

Index fund risk: While the Fund seeks to track the performance of the S&P 500® (i.e., achieve a high degree of correlation with the index), the Fund’s return may not match the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Fund may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Fund’s return and that of the index.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Fund are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2022, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 1.02%.

As of June 30, 2022, the investment manager and/or other affiliated investment accounts held balances in the Fund as follows:

Account Balance	Percentage of Net Assets
$ 274,504,492	95.55%

Investment management fees: TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement in connection with these services. The Fund has a contractual management fee payable to TAM at an annual rate of 0.07% of daily average net assets.

Additionally, the Fund incurs its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.01% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within net investment income (loss) allocated from the Master Portfolio, in Expenses.

The Fund pays a management fee to TAM at an effective rate of 0.06% of the Fund’s average daily net assets (which is net of a voluntary waiver by TAM equal to the Master Portfolio advisory fee allocated to the Fund of 0.01%).

The management fees are reflected in Investment management fees within the Statement of Operations.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2023
Class R4	0.30	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2022, the balances available for recapture by TAM for the Fund are as follows:

	Amounts Available
Class	2019	2020	2021	2022	Total
Class R	$—	$—	$—	$—	$—
Class R4	113,676	197,475	128,288	61,364	500,803

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund’s distributor.

The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Class R	0.50%
Class R4	0.25

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on the number of classes, accounts and transactions relating to the Fund. The Transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended June 30, 2022, transfer agent fees paid and the amounts due to TFS are as follows:

Fees Paid to TFS	Fees Due to TFS
$ 5,496	$ 838

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 0	$ 287,419,379	$ —	$ 287,419,379

7. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the Fund’s Class R4 shares underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial

Transamerica Funds	Semi-Annual Report 2022

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. STOCK SPLIT (continued)

Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Reorganization Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
April 21, 2017	1.56-for-1	35,752,851	55,759,431	Decrease	Increase

Transamerica Funds	Semi-Annual Report 2022

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; and oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Funds	Semi-Annual Report 2022

The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class R4 Shares of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Fund

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Fund.

Transamerica Funds	Semi-Annual Report 2022

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.

Transamerica Funds	Semi-Annual Report 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 9-10, 2022 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2021 reporting period, and assessed the Program’s adequacy and effectiveness, including any material changes to the Program (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Funds’ holdings, a HLIM was not currently required for the Funds. The Report noted three material changes to the classification methodology during the Program Reporting Period. The Report reviewed the changes and why the Committee believes the changes are an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2022

Appendix A

S&P 500 Index Master Portfolio

Master Portfolio Information as of June 30, 2022	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS
Security	Percent of Net Assets
Apple, Inc.	6.5%
Microsoft Corp.	5.9
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.9
Tesla, Inc.	1.7
Berkshire Hathaway, Inc., Class B	1.5
UnitedHealth Group, Inc.	1.5
Johnson & Johnson	1.4
NVIDIA Corp.	1.2

SECTOR ALLOCATION
Sector(a)	Percent of Net Assets
Information Technology	26.4%
Health Care	14.9
Financials	10.6
Consumer Discretionary	10.4
Communication Services	8.7
Industrials	7.7
Consumer Staples	6.9
Energy	4.3
Utilities	3.0
Real Estate	2.9
Materials	2.5
Investment Companies	1.1
Short-Term Securities	1.3
Liabilities in Excess of Other Assets	(0.7)

(a)

For S&P 500 Index Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

M A S T E R P O R T F O L I O I N F O R M A T I O N	1

Schedule of Investments (unaudited) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Boeing Co.(a)(b)	484,328	$66,217,324
General Dynamics Corp.	200,043	44,259,514
Howmet Aerospace, Inc.	329,069	10,349,220
Huntington Ingalls Industries, Inc.	34,143	7,437,029
L3Harris Technologies, Inc.(b)	167,970	40,598,349
Lockheed Martin Corp.	206,254	88,680,970
Northrop Grumman Corp.(b)	127,353	60,947,325
Raytheon Technologies Corp.	1,295,201	124,481,768
Textron, Inc.	189,929	11,598,964
TransDigm Group, Inc.(a)	45,160	24,236,017

		478,806,480
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	112,045	11,358,002
Expeditors International of Washington, Inc.	147,027	14,329,251
FedEx Corp.	207,655	47,077,465
United Parcel Service, Inc., Class B	639,605	116,753,497

		189,518,215
Airlines(a) — 0.2%
Alaska Air Group, Inc.	110,571	4,428,369
American Airlines Group, Inc.(b)	564,221	7,154,322
Delta Air Lines, Inc.	552,038	15,992,541
Southwest Airlines Co.	510,705	18,446,665
United Airlines Holdings, Inc.	281,394	9,966,975

		55,988,872
Auto Components — 0.1%
Aptiv PLC(a)	235,948	21,015,888
BorgWarner, Inc.	211,222	7,048,478

		28,064,366
Automobiles — 2.0%
Ford Motor Co.	3,439,017	38,276,259
General Motors Co.(a)	1,269,758	40,327,514
Tesla, Inc.(a)(b)	730,812	492,143,417

		570,747,190
Banks — 3.6%
Bank of America Corp.	6,169,471	192,055,632
Citigroup, Inc.	1,691,174	77,777,092
Citizens Financial Group, Inc.	429,830	15,340,633
Comerica, Inc.	113,951	8,361,724
Fifth Third Bancorp	597,497	20,075,899
First Republic Bank	156,448	22,559,802
Huntington Bancshares, Inc.	1,237,331	14,885,092
JPMorgan Chase & Co.	2,557,809	288,034,872
KeyCorp.	813,833	14,022,343
M&T Bank Corp.	155,528	24,789,608
PNC Financial Services Group, Inc.	360,178	56,825,283
Regions Financial Corp.	815,435	15,289,406
Signature Bank	54,749	9,811,568
SVB Financial Group(a)	51,221	20,231,783
Truist Financial Corp.	1,158,559	54,950,453
U.S. Bancorp	1,178,051	54,213,907
Wells Fargo & Co.	3,300,930	129,297,428
Zions Bancorp NA	131,562	6,696,506

		1,025,219,031
Beverages — 1.8%
Brown-Forman Corp., Class B	157,023	11,016,734
Coca-Cola Co.	3,397,749	213,752,389
Constellation Brands, Inc., Class A(b)	142,631	33,241,581

Security	Shares	Value

Beverages (continued)
Keurig Dr. Pepper, Inc.	642,397	$22,734,430
Molson Coors Beverage Co., Class B	161,725	8,815,630
Monster Beverage Corp.(a)	326,636	30,279,157
PepsiCo, Inc.	1,204,147	200,683,139

		520,523,060
Biotechnology — 2.2%
AbbVie, Inc.	1,538,935	235,703,284
Amgen, Inc.	465,222	113,188,513
Biogen, Inc.(a)	126,583	25,815,337
Gilead Sciences, Inc.	1,088,686	67,291,682
Incyte Corp.(a)	165,349	12,561,563
Moderna, Inc.(a)(b)	301,368	43,050,419
Regeneron Pharmaceuticals, Inc.(a)	94,079	55,612,919
Vertex Pharmaceuticals, Inc.(a)	222,732	62,763,650

		615,987,367
Building Products — 0.4%
A O Smith Corp.	112,155	6,132,635
Allegion PLC	79,067	7,740,659
Carrier Global Corp.	744,692	26,555,717
Fortune Brands Home & Security, Inc.	116,636	6,984,164
Johnson Controls International PLC	609,813	29,197,847
Masco Corp.	210,595	10,656,107
Trane Technologies PLC	201,846	26,213,740

		113,480,869
Capital Markets — 2.8%
Ameriprise Financial, Inc.	96,306	22,890,010
Bank of New York Mellon Corp.	643,681	26,847,935
BlackRock, Inc.(c)	123,749	75,368,091
Cboe Global Markets, Inc.	92,728	10,495,882
Charles Schwab Corp.	1,313,419	82,981,813
CME Group, Inc., Class A(b)	311,922	63,850,433
FactSet Research Systems, Inc.	33,178	12,759,264
Franklin Resources, Inc.	241,316	5,625,076
Goldman Sachs Group, Inc.	299,100	88,838,682
Intercontinental Exchange, Inc.	487,634	45,857,101
Invesco Ltd.	303,177	4,890,245
MarketAxess Holdings, Inc.	32,527	8,327,237
Moody’s Corp.	140,369	38,176,157
Morgan Stanley	1,218,729	92,696,528
MSCI, Inc.	70,747	29,158,376
Nasdaq, Inc.(b)	101,593	15,496,996
Northern Trust Corp.	179,182	17,287,479
Raymond James Financial, Inc.	170,192	15,216,867
S&P Global, Inc.	302,281	101,886,834
State Street Corp.	319,896	19,721,588
T Rowe Price Group, Inc.	198,924	22,599,756

		800,972,350
Chemicals — 1.8%
Air Products & Chemicals, Inc.	192,429	46,275,326
Albemarle Corp.	101,530	21,217,739
Celanese Corp.	93,460	10,991,830
CF Industries Holdings, Inc.	181,667	15,574,312
Corteva, Inc.(b)	630,985	34,161,528
Dow, Inc.	638,558	32,955,978
DuPont de Nemours, Inc.	445,155	24,741,715
Eastman Chemical Co.	113,044	10,147,960
Ecolab, Inc.	216,380	33,270,589
FMC Corp.	109,796	11,749,270
International Flavors & Fragrances, Inc.	221,082	26,335,288
Linde PLC(a)(b)	438,297	126,023,536

2	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	226,980	$19,851,671
Mosaic Co.	315,251	14,889,305
PPG Industries, Inc.	206,714	23,635,679
Sherwin-Williams Co.	209,356	46,876,902

		498,698,628
Commercial Services & Supplies — 0.5%
Cintas Corp.	75,746	28,293,403
Copart, Inc.(a)	184,515	20,049,400
Republic Services, Inc.	181,257	23,721,104
Rollins, Inc.	192,545	6,723,671
Waste Management, Inc.(b)	334,014	51,097,462

		129,885,040
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	193,923	18,178,342
Cisco Systems, Inc.	3,617,769	154,261,670
F5, Inc.(a)(b)	53,572	8,198,659
Juniper Networks, Inc.	278,138	7,926,933
Motorola Solutions, Inc.	146,853	30,780,389

		219,345,993
Construction & Engineering — 0.1%
Quanta Services, Inc.	123,676	15,501,550

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(b)	54,360	16,266,687
Vulcan Materials Co.	114,692	16,297,733

		32,564,420
Consumer Finance — 0.5%
American Express Co.	531,216	73,637,162
Capital One Financial Corp.	342,299	35,664,133
Discover Financial Services	244,686	23,142,402
Synchrony Financial	436,735	12,062,620

		144,506,317
Containers & Packaging — 0.3%
Amcor PLC	1,302,744	16,193,108
Avery Dennison Corp.	72,146	11,678,273
Ball Corp.	279,717	19,236,138
International Paper Co.	322,772	13,501,553
Packaging Corp. of America	83,104	11,426,800
Sealed Air Corp.	127,950	7,385,274
Westrock Co.	227,684	9,070,930

		88,492,076
Distributors — 0.1%
Genuine Parts Co.	124,310	16,533,230
LKQ Corp.	231,177	11,348,479
Pool Corp.(b)	34,475	12,108,654

		39,990,363
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(a)	1,575,569	430,161,848

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	6,234,607	130,677,363
Lumen Technologies, Inc.	800,526	8,733,738
Verizon Communications, Inc.	3,657,373	185,611,680

		325,022,781
Electric Utilities — 1.9%
Alliant Energy Corp.	217,142	12,726,693
American Electric Power Co., Inc.	447,234	42,907,630
Constellation Energy Corp.(b)	284,691	16,301,407
Duke Energy Corp.	670,488	71,883,018

Security	Shares	Value

Electric Utilities (continued)
Edison International	329,724	$20,851,746
Entergy Corp.	175,326	19,748,721
Evergy, Inc.	198,905	12,978,551
Eversource Energy	299,021	25,258,304
Exelon Corp.	856,593	38,820,795
FirstEnergy Corp.	495,269	19,013,377
NextEra Energy, Inc.	1,710,838	132,521,511
NRG Energy, Inc.	209,647	8,002,226
Pinnacle West Capital Corp.	97,495	7,128,834
PPL Corp.	640,881	17,387,101
Southern Co.	925,328	65,985,140
Xcel Energy, Inc.	474,326	33,563,308

		545,078,362
Electrical Equipment — 0.5%
AMETEK, Inc.(b)	201,712	22,166,132
Eaton Corp. PLC	348,048	43,850,567
Emerson Electric Co.	515,536	41,005,733
Generac Holdings, Inc.(a)	54,841	11,548,418
Rockwell Automation, Inc.	100,473	20,025,274

		138,596,124
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A.	519,823	33,466,205
CDW Corp.	117,795	18,559,780
Corning, Inc.	661,998	20,859,557
Keysight Technologies, Inc.(a)	159,049	21,924,905
TE Connectivity Ltd.	282,568	31,972,569
Teledyne Technologies, Inc.(a)(b)	40,576	15,220,463
Trimble, Inc.(a)	219,025	12,753,826
Zebra Technologies Corp., Class A(a)	46,134	13,561,089

		168,318,394
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	814,572	23,516,694
Halliburton Co.	779,875	24,456,880
Schlumberger NV	1,230,950	44,018,772

		91,992,346
Entertainment — 1.2%
Activision Blizzard, Inc.	680,922	53,016,587
Electronic Arts, Inc.	244,317	29,721,163
Live Nation Entertainment, Inc.(a)	118,078	9,750,881
Netflix, Inc.(a)	385,318	67,380,559
Take-Two Interactive Software, Inc.(a)	137,206	16,811,851
Walt Disney Co.(a)	1,586,288	149,745,587
Warner Bros Discovery, Inc.(a)	1,921,600	25,787,872

		352,214,500
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	129,350	18,759,631
American Tower Corp.(b)	404,694	103,435,739
AvalonBay Communities, Inc.	121,824	23,664,312
Boston Properties, Inc.	122,210	10,874,246
Camden Property Trust	92,767	12,475,306
Crown Castle International Corp.(b)	377,118	63,499,129
Digital Realty Trust, Inc.	248,501	32,262,885
Duke Realty Corp.	331,602	18,221,530
Equinix, Inc.(b)	79,269	52,081,318
Equity Residential	296,589	21,419,658
Essex Property Trust, Inc.	57,166	14,949,481
Extra Space Storage, Inc.	115,587	19,663,660
Federal Realty OP LP	61,276	5,866,564
Healthpeak Properties, Inc.	467,734	12,118,988
Host Hotels & Resorts, Inc.	622,085	9,754,293

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.(b)	249,918	$12,168,507
Kimco Realty Corp.(b)	537,722	10,630,764
Mid-America Apartment Communities, Inc.	100,396	17,536,169
Prologis, Inc.	644,746	75,854,367
Public Storage	132,407	41,399,697
Realty Income Corp.	523,918	35,762,643
Regency Centers Corp.	135,952	8,063,313
SBA Communications Corp.	94,412	30,216,561
Simon Property Group, Inc.	285,204	27,071,564
UDR, Inc.	260,715	12,003,319
Ventas, Inc.	346,447	17,817,769
VICI Properties, Inc.	838,656	24,983,562
Vornado Realty Trust	135,460	3,872,801
Welltower, Inc.(b)	395,349	32,556,990
Weyerhaeuser Co.	651,420	21,575,030

		790,559,796
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.(b)	385,994	184,999,204
Kroger Co.	571,342	27,041,617
Sysco Corp.	444,102	37,619,881
Walgreens Boots Alliance, Inc.	623,507	23,630,915
Walmart, Inc.	1,222,640	148,648,571

		421,940,188
Food Products — 1.1%
Archer-Daniels-Midland Co.	490,049	38,027,803
Campbell Soup Co.	178,885	8,595,424
Conagra Brands, Inc.	420,810	14,408,534
General Mills, Inc.	523,526	39,500,037
Hershey Co.	127,511	27,435,267
Hormel Foods Corp.	245,902	11,645,919
J M Smucker Co.	93,140	11,922,851
Kellogg Co.	223,565	15,949,127
Kraft Heinz Co.	613,828	23,411,400
Lamb Weston Holdings, Inc.	124,846	8,921,495
McCormick & Co., Inc.	215,785	17,964,101
Mondelez International, Inc., Class A	1,204,937	74,814,538
Tyson Foods, Inc., Class A	252,085	21,694,435

		314,290,931
Gas Utilities — 0.1%
Atmos Energy Corp.	121,065	13,571,387

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,524,855	165,675,496
ABIOMED, Inc.(a)	38,941	9,638,287
Align Technology, Inc.(a)(b)	63,646	15,063,099
Baxter International, Inc.	435,619	27,979,808
Becton Dickinson & Co.	248,315	61,217,097
Boston Scientific Corp.(a)(b)	1,244,980	46,400,404
Cooper Cos., Inc.	42,656	13,356,447
DENTSPLY SIRONA, Inc.	193,068	6,898,320
DexCom, Inc.(a)	341,823	25,476,068
Edwards Lifesciences Corp.(a)	541,863	51,525,753
Hologic, Inc.(a)	217,150	15,048,495
IDEXX Laboratories, Inc.(a)	73,593	25,811,273
Intuitive Surgical, Inc.(a)	312,607	62,743,351
Medtronic PLC	1,166,949	104,733,673
ResMed, Inc.	127,284	26,682,545
STERIS PLC(b)	86,512	17,834,449
Stryker Corp.	293,100	58,306,383

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Teleflex, Inc.	40,705	$10,007,324
Zimmer Biomet Holdings, Inc.(b)	182,806	19,205,598

		763,603,870
Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	130,142	18,412,490
Cardinal Health, Inc.	242,546	12,677,879
Centene Corp.(a)	506,425	42,848,619
Cigna Corp.(b)	276,306	72,812,157
CVS Health Corp.	1,142,159	105,832,453
DaVita, Inc.(a)(b)	54,837	4,384,767
Elevance Health, Inc.	209,956	101,320,566
HCA Healthcare, Inc.(b)	198,144	33,300,081
Henry Schein, Inc.(a)	122,025	9,364,199
Humana, Inc.	110,160	51,562,591
Laboratory Corp. of America Holdings	80,470	18,858,949
McKesson Corp.(b)	126,595	41,296,555
Molina Healthcare, Inc.(a)(b)	51,135	14,297,857
Quest Diagnostics, Inc.	102,721	13,659,839
UnitedHealth Group, Inc.(b)	817,437	419,860,166
Universal Health Services, Inc., Class B	58,460	5,887,507

		966,376,675
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.(a)(b)	35,378	61,875,768
Caesars Entertainment, Inc.(a)(b)	187,814	7,193,276
Carnival Corp.(a)(b)	693,972	6,002,858
Chipotle Mexican Grill, Inc.(a)(b)	24,419	31,921,982
Darden Restaurants, Inc.	109,918	12,433,924
Domino’s Pizza, Inc.(b)	31,804	12,394,337
Expedia Group, Inc.(a)	131,289	12,450,136
Hilton Worldwide Holdings, Inc.	241,904	26,957,782
Las Vegas Sands Corp.(a)	297,624	9,997,190
Marriott International, Inc., Class A	239,430	32,564,874
McDonald’s Corp.	644,054	159,004,051
MGM Resorts International	307,962	8,915,500
Norwegian Cruise Line Holdings Ltd.(a)(b)	371,149	4,127,177
Penn National Gaming, Inc.(a)	148,849	4,527,987
Royal Caribbean Cruises Ltd.(a)(b)	196,112	6,846,270
Starbucks Corp.	998,351	76,264,033
Wynn Resorts Ltd.(a)(b)	89,689	5,110,479
Yum! Brands, Inc.	248,343	28,189,414

		506,777,038
Household Durables — 0.3%
D.R. Horton, Inc.	278,901	18,460,457
Garmin Ltd.	132,751	13,042,786
Lennar Corp., Class A	228,144	16,100,122
Mohawk Industries, Inc.(a)(b)	44,821	5,561,838
Newell Brands, Inc.	322,363	6,137,792
NVR, Inc.(a)(b)	2,693	10,783,149
PulteGroup, Inc.	212,892	8,436,910
Whirlpool Corp.	48,945	7,580,112

		86,103,166
Household Products — 1.5%
Church & Dwight Co., Inc.	210,033	19,461,658
Clorox Co.	106,445	15,006,616
Colgate-Palmolive Co.	731,513	58,623,452
Kimberly-Clark Corp.	292,310	39,505,696
Procter & Gamble Co.	2,089,492	300,448,055

		433,045,477

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	585,315	$12,297,468

Industrial Conglomerates — 0.8%
3M Co.	495,661	64,143,490
General Electric Co.	958,544	61,030,497
Honeywell International, Inc.	592,835	103,040,651

		228,214,638
Insurance — 2.2%
Aflac, Inc.	516,109	28,556,311
Allstate Corp.	239,476	30,348,793
American International Group, Inc.	689,902	35,274,689
Aon PLC, Class A	184,960	49,880,013
Arthur J Gallagher & Co.	182,943	29,827,027
Assurant, Inc.	47,910	8,281,244
Brown & Brown, Inc.(b)	201,523	11,756,852
Chubb Ltd.	369,000	72,538,020
Cincinnati Financial Corp.	131,078	15,595,660
Everest Re Group Ltd.	34,336	9,623,694
Globe Life, Inc.	80,648	7,860,761
Hartford Financial Services Group, Inc.	286,401	18,739,217
Lincoln National Corp.	142,833	6,680,299
Loews Corp.	170,875	10,126,053
Marsh & McLennan Cos., Inc.	438,201	68,030,705
MetLife, Inc.	601,972	37,797,822
Principal Financial Group, Inc.	207,282	13,844,365
Progressive Corp.	507,204	58,972,609
Prudential Financial, Inc.	328,068	31,389,546
Travelers Cos., Inc.	209,339	35,405,505
W R Berkley Corp.	182,655	12,468,030
Willis Towers Watson PLC	97,092	19,164,990

		612,162,205
Interactive Media & Services(a) — 5.2%
Alphabet, Inc., Class A	261,928	570,809,213
Alphabet, Inc., Class C(b)	240,162	525,342,367
Match Group, Inc.	248,716	17,333,018
Meta Platforms, Inc., Class A	1,997,373	322,076,396
Twitter, Inc.	664,288	24,837,729

		1,460,398,723
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(a)	7,620,159	809,337,087
eBay, Inc.	487,553	20,316,334
Etsy, Inc.(a)(b)	108,518	7,944,603

		837,598,024
IT Services — 4.3%
Accenture PLC, Class A	551,614	153,155,627
Akamai Technologies, Inc.(a)(b)	140,582	12,839,354
Automatic Data Processing, Inc.	364,559	76,571,972
Broadridge Financial Solutions, Inc.(b)	101,399	14,454,428
Cognizant Technology Solutions Corp., Class A	455,869	30,766,599
DXC Technology Co.(a)	212,880	6,452,393
EPAM Systems, Inc.(a)(b)	49,452	14,577,461
Fidelity National Information Services, Inc.	531,906	48,759,823
Fiserv, Inc.(a)	506,637	45,075,494
FleetCor Technologies, Inc.(a)	67,354	14,151,749
Gartner, Inc.(a)	70,140	16,961,956
Global Payments, Inc.	247,136	27,343,127
International Business Machines Corp.	783,297	110,593,703
Jack Henry & Associates, Inc.	63,214	11,379,784
Mastercard, Inc., Class A	747,891	235,944,653

Security	Shares	Value

IT Services (continued)
Paychex, Inc.	278,661	$31,731,128
PayPal Holdings, Inc.(a)	1,011,114	70,616,202
VeriSign, Inc.(a)	84,410	14,124,325
Visa, Inc., Class A(b)	1,433,219	282,186,489

		1,217,686,267
Leisure Products — 0.0%
Hasbro, Inc.	112,722	9,229,677

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	260,689	30,962,033
Bio-Rad Laboratories, Inc., Class A(a)	18,566	9,190,170
Bio-Techne Corp.	34,272	11,880,046
Charles River Laboratories International, Inc.(a)	43,885	9,390,074
Danaher Corp.	563,543	142,869,421
Illumina, Inc.(a)	135,654	25,009,171
IQVIA Holdings, Inc.(a)(b)	165,805	35,978,027
Mettler-Toledo International, Inc.(a)	19,751	22,689,356
PerkinElmer, Inc.(b)	109,918	15,632,538
Thermo Fisher Scientific, Inc.	340,915	185,212,301
Waters Corp.(a)	53,119	17,581,327
West Pharmaceutical Services, Inc.	63,974	19,343,818

		525,738,282
Machinery — 1.5%
Caterpillar, Inc.	464,503	83,034,556
Cummins, Inc.	123,613	23,922,824
Deere & Co.	243,412	72,894,592
Dover Corp.(b)	124,384	15,090,267
Fortive Corp.	311,313	16,929,201
IDEX Corp.(b)	65,987	11,985,219
Illinois Tool Works, Inc.	247,901	45,179,957
Ingersoll Rand, Inc.	353,745	14,885,590
Nordson Corp.(b)	46,797	9,473,585
Otis Worldwide Corp.	368,827	26,065,004
PACCAR, Inc.	302,271	24,888,994
Parker-Hannifin Corp.	111,810	27,510,850
Pentair PLC	143,816	6,582,458
Snap-on, Inc.	45,895	9,042,692
Stanley Black & Decker, Inc.	131,472	13,786,154
Westinghouse Air Brake Technologies Corp.(b)	162,123	13,307,056
Xylem, Inc.	156,302	12,219,690

		426,798,689
Media — 0.9%
Charter Communications, Inc., Class A(a)	100,867	47,259,216
Comcast Corp., Class A	3,893,316	152,773,720
DISH Network Corp., Class A(a)(b)	215,893	3,870,961
Fox Corp., Class A	278,201	8,946,944
Fox Corp., Class B	124,115	3,686,215
Interpublic Group of Cos., Inc.	340,332	9,369,340
News Corp., Class A	335,584	5,228,399
News Corp., Class B(b)	114,231	1,815,131
Omnicom Group, Inc.	180,687	11,493,500
Paramount Global, Class B	525,771	12,976,028

		257,419,454
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,262,129	36,929,894
Newmont Corp.	692,098	41,297,488
Nucor Corp.	231,707	24,192,528

		102,419,910

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.5%
Dollar General Corp.	199,244	$48,902,447
Dollar Tree, Inc.(a)	195,240	30,428,154
Target Corp.	402,709	56,874,592

		136,205,193
Multi-Utilities — 0.9%
Ameren Corp.	223,761	20,219,044
CenterPoint Energy, Inc.	547,665	16,199,931
CMS Energy Corp.	251,484	16,975,170
Consolidated Edison, Inc.	307,228	29,217,383
Dominion Energy, Inc.	706,679	56,400,051
DTE Energy Co.	167,102	21,180,178
NiSource, Inc.	353,400	10,421,766
Public Service Enterprise Group, Inc.	438,991	27,779,350
Sempra Energy	273,721	41,132,055
WEC Energy Group, Inc.	274,139	27,589,349

		267,114,277
Oil, Gas & Consumable Fuels — 4.0%
APA Corp.	294,558	10,280,074
Chevron Corp.	1,711,110	247,734,506
ConocoPhillips	1,126,436	101,165,217
Coterra Energy, Inc.	708,634	18,275,671
Devon Energy Corp.	534,544	29,458,720
Diamondback Energy, Inc.	145,300	17,603,095
EOG Resources, Inc.	510,084	56,333,677
Exxon Mobil Corp.	3,668,606	314,179,418
Hess Corp.	239,258	25,346,993
Kinder Morgan, Inc.	1,692,447	28,365,412
Marathon Oil Corp.	616,312	13,854,694
Marathon Petroleum Corp.	471,140	38,732,419
Occidental Petroleum Corp.	775,369	45,653,727
ONEOK, Inc.	388,336	21,552,648
Phillips 66	418,979	34,352,088
Pioneer Natural Resources Co.	195,966	43,716,095
Valero Energy Corp.	346,896	36,868,107
Williams Cos., Inc.	1,054,531	32,911,912

		1,116,384,473
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	201,722	51,372,542

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	1,854,153	142,769,781
Catalent, Inc.(a)(b)	156,629	16,804,725
Eli Lilly & Co.	686,802	222,681,812
Johnson & Johnson	2,291,627	406,786,709
Merck & Co., Inc.	2,202,278	200,781,685
Organon & Co.	220,304	7,435,260
Pfizer, Inc.	4,886,399	256,193,900
Viatris, Inc.	1,040,410	10,893,093
Zoetis, Inc., Class A	410,628	70,582,847

		1,334,929,812
Professional Services — 0.3%
Equifax, Inc.(b)	105,276	19,242,347
Jacobs Engineering Group, Inc.	111,783	14,210,973
Leidos Holdings, Inc.	120,862	12,172,012
Nielsen Holdings PLC	313,638	7,282,675
Robert Half International, Inc.	95,263	7,134,246
Verisk Analytics, Inc.	137,513	23,802,125

		83,844,378

Security	Shares	Value

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	288,437	$21,231,848

Road & Rail — 0.9%
CSX Corp.	1,893,513	55,025,488
JB Hunt Transport Services, Inc.	73,148	11,518,615
Norfolk Southern Corp.	208,104	47,299,958
Old Dominion Freight Line, Inc.	80,446	20,616,701
Union Pacific Corp.	546,932	116,649,657

		251,110,419
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	1,411,263	107,919,282
Analog Devices, Inc.	455,937	66,607,836
Applied Materials, Inc.	770,693	70,117,649
Broadcom, Inc.	355,562	172,735,575
Enphase Energy, Inc.(a)	116,630	22,770,841
Intel Corp.	3,561,015	133,217,571
KLA Corp.	130,806	41,737,578
Lam Research Corp.	121,073	51,595,259
Microchip Technology, Inc.	482,547	28,026,330
Micron Technology, Inc.	971,860	53,724,421
Monolithic Power Systems, Inc.	37,833	14,529,385
NVIDIA Corp.	2,180,688	330,570,494
NXP Semiconductors NV	228,662	33,848,836
ON Semiconductor Corp.(a)(b)	378,401	19,037,354
Qorvo, Inc.(a)	95,283	8,987,093
Qualcomm, Inc.	975,382	124,595,297
Skyworks Solutions, Inc.	141,206	13,081,324
SolarEdge Technologies, Inc.(a)(b)	48,235	13,200,955
Teradyne, Inc.	142,480	12,759,084
Texas Instruments, Inc.	803,331	123,431,808

		1,442,493,972
Software — 8.8%
Adobe, Inc.(a)	411,489	150,629,663
ANSYS, Inc.(a)(b)	76,265	18,249,452
Autodesk, Inc.(a)	190,916	32,829,915
Cadence Design Systems, Inc.(a)	240,532	36,087,016
Ceridian HCM Holding, Inc.(a)	117,946	5,552,898
Citrix Systems, Inc.	106,925	10,389,902
Fortinet, Inc.(a)	580,165	32,825,736
Intuit, Inc.	245,763	94,726,891
Microsoft Corp.	6,513,317	1,672,815,205
NortonLifeLock, Inc.	505,216	11,094,543
Oracle Corp.	1,371,317	95,813,919
Paycom Software, Inc.(a)	42,218	11,826,106
PTC, Inc.(a)	90,837	9,659,607
Roper Technologies, Inc.	92,272	36,415,145
Salesforce, Inc.(a)	865,239	142,799,045
ServiceNow, Inc.(a)	174,576	83,014,379
Synopsys, Inc.(a)(b)	133,170	40,443,729
Tyler Technologies, Inc.(a)	35,732	11,880,175

		2,497,053,326
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	54,557	9,443,271
AutoZone, Inc.(a)(b)	17,286	37,149,688
Bath & Body Works, Inc.	207,695	5,591,149
Best Buy Co., Inc.	176,327	11,494,757
CarMax, Inc.(a)(b)	139,969	12,664,395
Home Depot, Inc.	899,935	246,825,173
Lowe’s Cos., Inc.	575,755	100,567,126
O’Reilly Automotive, Inc.(a)	57,238	36,160,679

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.(b)	306,962	$21,557,941
TJX Cos., Inc.	1,022,787	57,122,654
Tractor Supply Co.	98,541	19,102,173
Ulta Beauty, Inc.(a)	45,483	17,532,787

		575,211,793
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	13,390,535	1,830,753,945
Hewlett Packard Enterprise Co.	1,121,374	14,869,419
HP, Inc.	917,352	30,070,799
NetApp, Inc.	191,781	12,511,792
Seagate Technology Holdings PLC	172,134	12,297,253
Western Digital Corp.(a)	271,602	12,175,918

		1,912,679,126
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	1,104,934	112,924,255
PVH Corp.	60,241	3,427,713
Ralph Lauren Corp., Class A	39,948	3,581,338
Tapestry, Inc.	219,289	6,692,700
VF Corp.	280,037	12,369,234

		138,995,240
Tobacco — 0.7%
Altria Group, Inc.	1,582,344	66,094,509
Philip Morris International, Inc.	1,349,955	133,294,557

		199,389,066
Trading Companies & Distributors — 0.2%
Fastenal Co.	500,655	24,992,697
United Rentals, Inc.(a)(b)	62,437	15,166,572
W.W.Grainger, Inc.	37,760	17,159,277

		57,318,546
Water Utilities — 0.1%
American Water Works Co., Inc.	157,558	23,439,904

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	513,108	69,033,550

Total Common Stocks — 98.3% (Cost: $14,194,223,696)		27,783,715,872

Security	Shares	Value

Investment Companies

Equity Funds — 1.1%
iShares Core S&P 500 ETF(c)	817,569	$309,981,286

Total Investment Companies — 1.1% (Cost: $312,445,468)		309,981,286

Total Long-Term Investments — 99.4% (Cost: $14,506,669,164)		28,093,697,158

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.64%(c)(d)(e)	244,812,799	244,788,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.38%(c)(d)	127,249,950	127,249,950

Total Short-Term Securities — 1.3% (Cost: $372,016,170)		372,038,268

Total Investments — 100.7% (Cost: $14,878,685,334)		28,465,735,426
Liabilities in Excess of Other Assets — (0.7)%		(191,077,293)

Net Assets — 100.0%		$28,274,658,133

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$129,540,046	$115,312,575	(a)	$—		$(70,811)	$6,508	$244,788,318	244,812,799	$131,871	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,825,864	—		(63,575,914)	(a)	—	—	127,249,950	127,249,950	198,780		—
BlackRock, Inc.	110,121,726	2,399,064		—		—	(37,152,699)	75,368,091	123,749	1,178,866		—
iShares Core S&P 500 ETF	433,216,628	1,599,295,107		(1,682,275,366)		(11,571,349)	(28,683,734)	309,981,286	817,569	1,300,609		—

						$(11,642,160)	$(65,829,925)	$757,387,645		$2,810,126		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	630	09/16/22	$119,369	$(792,610)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$792,610	$—	$—	$—	$792,610

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(17,723,532)	$—	$—	$—	$(17,723,532)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(7,709,800)	$—	$—	$—	$(7,709,800)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$158,001,900

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$27,783,715,872	$—	$—	$27,783,715,872
Investment Companies	309,981,286	—	—	309,981,286
Short-Term Securities
Money Market Funds	372,038,268	—	—	372,038,268

	$28,465,735,426	$—	$—	$28,465,735,426

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(792,610)	$—	$—	$(792,610)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities (unaudited)

June 30, 2022

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$27,708,347,781
Investments, at value — affiliated(c)	757,387,645
Cash	126,116
Cash pledged for futures contracts	6,681,800
Receivables:
Securities lending income — affiliated	23,079
Contributions from investors	52,162,043
Dividends — unaffiliated	21,620,287
Dividends — affiliated	84,266
Prepaid expenses	55,485

Total assets	28,546,488,502

LIABILITIES
Collateral on securities loaned	244,718,042
Payables:
Investments purchased	25,423,388
Investment advisory fees	468,308
Trustees’ fees	119,823
Professional fees	100,667
Variation margin on futures contracts	1,000,141

Total liabilities	271,830,369

NET ASSETS	$28,274,658,133

NET ASSETS CONSIST OF
Investors’ capital	$14,688,400,651
Net unrealized appreciation (depreciation)	13,586,257,482

NET ASSETS	$28,274,658,133

(a) Investments, at cost — unaffiliated	$14,150,636,878
(b) Securities loaned, at value	$238,126,980
(c) Investments, at cost — affiliated	$728,048,456

See notes to financial statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2022

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$226,230,849
Dividends — affiliated	2,679,639
Securities lending income — affiliated — net	130,487
Foreign taxes withheld	(1,189,183)

Total investment income	227,851,792

EXPENSES
Investment advisory	1,548,105
Trustees	181,249
Miscellaneous	19,074

Total expenses	1,748,428
Less:
Fees waived and/or reimbursed by the Manager	(258,748)

Total expenses after fees waived and/or reimbursed	1,489,680

Net investment income	226,362,112

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,058,885
Investments — affiliated	(11,642,160)
Futures contracts	(17,723,532)

(19,306,807)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,040,830,254)
Investments — affiliated	(65,829,925)
Futures contracts	(7,709,800)

(7,114,369,979)

Net realized and unrealized loss	(7,133,676,786)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,907,314,674)

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$226,362,112	$429,887,939
Net realized gain (loss)	(19,306,807)	297,816,671
Net change in unrealized appreciation (depreciation)	(7,114,369,979)	7,008,302,074

Net increase (decrease) in net assets resulting from operations	(6,907,314,674)	7,736,006,684

CAPITAL TRANSACTIONS
Proceeds from contributions	4,793,107,543	7,697,627,774
Value of withdrawals	(4,100,420,308)	(7,937,321,540)

Net increase (decrease) in net assets derived from capital transactions	692,687,235	(239,693,766)

NET ASSETS
Total increase (decrease) in net assets	(6,214,627,439)	7,496,312,918
Beginning of period	34,489,285,572	26,992,972,654

End of period	$28,274,658,133	$34,489,285,572

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/22		Year Ended December 31,
	(unaudited)		2021	2020	2019	2018	2017

Total Return
Total return	(19.96	)%(a)	28.65%	18.42%	31.44%	(4.38)%	21.77%

Ratios to Average Net Assets(b)
Total expenses	0.01	%(c)	0.01%	0.01%	0.03%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.01	%(c)	0.01%	0.01%	0.02%	0.04%	0.04%

Net investment income	1.46	%(c)	1.39%	1.82%	1.95%	1.92%	1.93%

Supplemental Data
Net assets, end of period (000)	$28,274,658		$34,489,286	$26,992,973	$23,207,958	$17,256,929	$13,775,074

Portfolio turnover rate	6%		6%	5%	3%	12%	11%

(a)	Aggregate total return.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value –unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities

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Notes to Financial Statements (unaudited) (continued)

loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Barclays Bank PLC	$23,495,464	$(23,495,464)	$—		$—
Barclays Capital, Inc.	2,399,069	(2,399,069)	—		—
BNP Paribas SA	18,646,184	(18,646,184)	—		—
BofA Securities, Inc.	31,504,082	(31,504,082)	—		—
Citigroup Global Markets, Inc.	2,997,580	(2,997,580)	—		—
Credit Suisse Securities (USA) LLC	11,746,463	(11,746,463)	—		—
Goldman Sachs & Co. LLC	23,367,638	(23,367,638)	—		—
HSBC Bank PLC	6,846,270	(6,846,270)	—		—
J.P. Morgan Securities LLC	12,764,875	(12,764,875)	—		—
Jefferies LLC	9,459,571	(9,459,571)	—		—
Morgan Stanley	2,629,954	(2,629,954)	—		—
National Financial Services LLC	355,550	(355,550)	—		—
Scotia Capital (USA), Inc.	34,440,837	(34,440,837)	—		—
SG Americas Securities LLC	2,192,236	(2,192,236)	—		—
State Street Bank & Trust Co.	8,128	(8,128)	—		—
UBS AG	26,770,430	(26,770,430)	—		—
UBS Securities LLC	3,387,919	(3,387,919)	—		—
Virtu Americas LLC	23,590,737	(23,590,737)	—		—
Wells Fargo Securities LLC	1,523,993	(1,523,993)	—		—

	$238,126,980	$(238,126,980)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $200,323.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amounts waived were $47,078.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the Manager waived $11,347 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Master Portfolio paid BTC $55,210 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

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Notes to Financial Statements (unaudited) (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio	$97,587,938	$22,933,585	$(9,111,996)

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $2,724,723,652 and $1,878,815,391, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$14,682,507,554	$14,705,521,346	$(923,086,084)	$13,782,435,262

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political

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Notes to Financial Statements (unaudited) (continued)

and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures , there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force the Master Portfolio to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Portfolio”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Fund (the “representative feeder fund”) for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Fund and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared with the representative feeder fund’s to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the performance of the Fund and the representative feeder fund and the Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the representative feeder fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and the performance of the representative feeder fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including,

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	21

Disclosure of Investment Advisory Agreement (continued)

among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the representative feeder fund’s total expense ratio each ranked in the first quartile relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	23

Appendix B

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Transamerica Funds except Transamerica Government Money Market, and the Master Portfolio will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as Transamerica Funds’ Annual Report, Semi-Annual Report, Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Appendix C

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2259156 6/22

© 2022 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 2, 2022

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President Treasurer
(Principal Financial Officer and Principal Accounting Officer)
Date:	September 2, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer